Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Redeemable convertible preferred stock, par value		$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized		0	33,979,025
Redeemable convertible preferred stock, shares issued		0	32,842,187
Redeemable convertible preferred stock, shares outstanding		0	32,842,187
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	45,000,000
Common stock, shares issued	21,428,571	21,333,507	2,676,648
Common stock, shares outstanding	21,428,571	21,333,507	2,676,648